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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              June 30, 2008
                                                        ----------------------

Check here if Amendment          [X];                   Amendment Number: 1

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
                  --------------------------------------------------------------
Address:               3280 Peachtree Road, NW  Suite 2670
                  --------------------------------------------------------------
                       Atlanta, Georgia  30305
                  --------------------------------------------------------------

Form 13F File Number: 28-10856
                      --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Brian Simmons
                           -----------------------------------------------------
         Title:                 Chief Compliance Officer
                           -----------------------------------------------------
         Phone:                 (404)  949-3101
                           -----------------------------------------------------

Signature, Place, and Date of Signing:

       /s/Brian Simmons          Atlanta, Georgia             7/11/08
    ----------------------    ----------------------    ----------------------
          [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 NONE
                                              ---------------------------------

Form 13F Information Table Entry Total:            80
                                              ---------------------------------

Form 13F Information Table Value Total:        $  390,315
                                               --------------------------------
                                                           (thousands)


List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE




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                                                     FORM 13F INFORMATION TABLE


                                                                                                              Voting Authority
                                 Title of            Value     SHRs or           Put/  Investment   Other
Name of Issuer                     Class  CUSIP     (x$1000) PRN Amount  SH/PRN  Call  Discretion  Managers  Sole  Shared  None
--------------                     ----   -----     -------- ----------  ------  ----  ----------  --------  ----  ------  ----
AETNA INC                           COM   2695921     6,923     170,800  SH      SOLE                         6,923
AGCO CORP                           COM   2010278     4,507      86,000  SH      SOLE                         4,507
ALON USA ENERGY INC                 COM   B0FGJN      2,673     223,500  SH      SOLE                         2,673
AMEDISYS INC                        COM   2024332     6,192     122,800  SH      SOLE                         6,192
American International Group, Inc.  COM   026874107   2,911     110,000  SH      SOLE                         2,911
AMERISOURCEBERGEN CORP              COM   2795393     7,142     178,600  SH      SOLE                         7,142
AMGEN INC                           COM   2023607     8,564     181,600  SH      SOLE                         8,564
APACHE CORP                         COM   2043962     3,100      22,300  SH      SOLE                         3,100
ATWOOD OCEANICS INC.                COM   2062440    12,073      97,100  SH      SOLE                        12,073
BERRY PETE CO                       COM   2094227     5,776      98,100  SH      SOLE                         5,776
CARDINAL HEALTH INC.                COM   2175672     7,185     139,300  SH      SOLE                         7,185
CEPHALON INC                        COM   2185143     7,756     116,300  SH      SOLE                         7,756
CF INDUSTRIES HOLDINS INC           COM   B0G4K50     4,462      29,200  SH      SOLE                         4,462
CHESAPEAKE ENERGY CORP              COM   2182779     6,359      96,400  SH      SOLE                         6,359
Citigroup Inc                       COM   2297907     3,017     180,000  SH      SOLE                         3,017
COLONIAL BANCGROUP INC              COM   2205041     3,337     755,000  SH      SOLE                         3,337
Comerica Inc                        COM   2212870       897      35,000  SH      SOLE                           897
CONOCOPHILLIPS                      COM   2685717     9,297      98,500  SH      SOLE                         9,297
COVENTRY HEALTH CARE INC            COM   2232696     5,284     173,700  SH      SOLE                         5,284
CROCS INC                           COM   B0T7Z62     2,804     350,000  SH      SOLE                         2,804
CUMMINS INC                         COM   2240202     4,888      74,600  SH      SOLE                         4,888
DEERE & CO                          COM   2261203     4,761      66,000  SH      SOLE                         4,761
DEVON ENERGY CORP NEW               COM   2480677     3,244      27,000  SH      SOLE                         3,244
Diamond Offshore Drilling, Inc.     COM   25271C102   9,302      66,850  SH      SOLE                         9,302
ENDO PHARMACEUTICALS HLDGS INC      COM   2612287     5,322     220,000  SH      SOLE                         5,322
Fifth Third Bancorp                 COM   2336747     3,649     358,400  SH      SOLE                         3,649
FLEXTRONICS INTL LTD                COM   2353058     3,055     325,000  SH      SOLE                         3,055
FLOWSERVE CORP                      COM   34354P105   5,728      41,900  SH      SOLE                         5,728
FRESH DEL MONTE PRODUCE INC         COM   2118707     3,675     155,900  SH      SOLE                         3,675
GARDNER DENVER INC                  COM   2374178     1,607      28,300  SH      SOLE                         1,607
GREIF INC                           COM   2388016     2,657      41,500  SH      SOLE                         2,657
HARTFORD FINANCIAL SVCS GRP         COM   416515104   3,099      48,000  SH      SOLE                         3,099
HEALTH NET INC                      COM   2418623     5,726     238,000  SH      SOLE                         5,726
HELIX ENERGY SOLUTIONS GROUP        COM   42330P107   3,756      90,200  SH      SOLE                         3,756
Hewlett-Packard Company             COM   428236103   5,526     125,000  SH      SOLE                         5,526
HUMANA INC                          COM   2445063     6,327     159,100  SH      SOLE                         6,327
Huntington Bancshares Ince          COM   2445966     3,819     661,800  SH      SOLE                         3,819
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

                                                     FORM 13F INFORMATION TABLE


                                                                                                              Voting Authority
                                 Title of            Value     SHRs or           Put/  Investment   Other
Name of Issuer                     Class  CUSIP     (x$1000) PRN Amount  SH/PRN  Call  Discretion  Managers  Sole  Shared  None
--------------                     ----   -----     -------- ----------  ------  ----  ----------  --------  ----  ------  ----
IMS HEALTH INC                      COM   2256511     5,114     219,500  SH      SOLE                         5,114
INTL BUSINESS MACHINES CORP         COM   459200101   5,097      43,000  SH      SOLE                         5,097
JSC MMC NORILSK NI                  COM   B114RK6     4,957     196,000  SH      SOLE                         4,957
KANSAS CITY SOUTHERN                COM   2607647     4,936     112,200  SH      SOLE                         4,936
KEYCORP                             COM   2490911     3,381     307,900  SH      SOLE                         3,381
KINETIC CONCEPTS INC                COM   2384553     5,428     136,000  SH      SOLE                         5,428
LDK SOLAR CO LTD ADR                COM   B1XG3H9     4,280     113,000  SH      SOLE                         4,280
LEAP WIRELESS INTL INC              COM   B02L895     2,202      51,000  SH      SOLE                         2,202
LUKOIL - SPON ADR                   COM   3189876     4,989      50,600  SH      SOLE                         4,989
MACROVISION SOLUTIONS CORP          COM   B2R9T17     3,142     210,000  SH      SOLE                         3,142
MANPOWER INC                        COM   56418H100   5,358      92,000  SH      SOLE                         5,358
MARSHALL & ILSLEY CORP              COM   B28V183     3,066     200,000  SH      SOLE                         3,066
MCKESSON CORP                       COM   2378534     7,520     134,500  SH      SOLE                         7,520
Mobile Telesystems-sp               COM   607409109   4,926      64,300  SH      SOLE                         4,926
Morgan Stanley                      COM   617446448   3,156      87,500  SH      SOLE                         3,156
MUELLER WATER PRODUCTS INC-A        COM   B15RZR4     2,647     328,000  SH      SOLE                         2,647
Murphy Oil Corp                     COM   626717102   3,353      34,200  SH      SOLE                         3,353
NALCO HOLDING CO                    COM   B03Q9G3     2,610     123,400  SH      SOLE                         2,610
National-Oilwell, Inc.              COM   2624486     6,796      76,600  SH      SOLE                         6,796
NII HOLDINGS INC                    COM   2090485     7,812     164,500  SH      SOLE                         7,812
NOBLE CORP.                         COM   G65422100   9,575     147,400  SH      SOLE                         9,575
OAO GAZPROM-SPON ADR                COM   5140989     5,290      91,200  SH      SOLE                         5,290
OPEN JT STK CO-VIMPEL COMMUN        COM   68370R109   3,594     121,100  SH      SOLE                         3,594
ORACLE CORP                         COM   2661568     5,342     254,400  SH      SOLE                         5,342
OSI PHARMACEUTICALS INC             COM   2659585     6,148     148,800  SH      SOLE                         6,148
OWENS-ILLINOIS INC                  COM   690768403   4,252     102,000  SH      SOLE                         4,252
PENTAIR INC                         COM   2681588     2,816      80,400  SH      SOLE                         2,816
PETROLEO BRASILEIRO SA PETROBR      COM   2616580     2,422      34,200  SH      SOLE                         2,422
PIK GROUP-GDR REG S                 COM   B1WTLH5     2,354      87,200  SH      SOLE                         2,354
REGIONS FINANCIAL CORP              COM   B01R311     4,926     451,500  SH      SOLE                         4,926
SCHERLING-PLOUGH CORP               COM   806605101   8,148     413,800  SH      SOLE                         8,148
STERLING FINL CORP WASH             COM   2845674     1,469     354,836  SH      SOLE                         1,469
SUNTRUST BKS INC                    COM   2860990     5,071     140,000  SH      SOLE                         5,071
SWIFT ENERGY CO                     COM   2867430     3,818      57,800  SH      SOLE                         3,818
Terex Corporation                   COM   2884224     4,017      78,200  SH      SOLE                         4,017
TRANSOCEAN INC                      COM   B29LKF2     9,680      63,521  SH      SOLE                         9,680
UnitedHealth Group Incorporated     COM   91324P102   5,528     210,600  SH      SOLE                         5,528
URALKALIY                           COM   B1FLM08     3,344      46,000  SH      SOLE                         3,344
WACHOVIA CORP                       COM   2341860     3,106     200,000  SH      SOLE                         3,106
WATTS WATER TECHNOLOGIES-A          COM   2943620     2,216      89,000  SH      SOLE                         2,216
WEATHERFORD INTL LTD                COM   G95089101   6,943     140,000  SH      SOLE                         6,943
WellPoint Inc.                      COM   94973V107   7,440     156,100  SH      SOLE                         7,440
Williams Cos. Inc.                  COM   969457100   5,647     140,100  SH      SOLE                         5,647
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